Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases

The Group leases offices, classroom and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2017:

US$
Years ended May 31:
2018	204,996
2019	185,059
2020	157,333
2021	123,894
2022	83,329
Thereafter	88,611

843,222

Future Minimum Capital Commitments under Non-Cancelable Construction and Investments

As of May 31, 2017, future minimum capital commitments under non-cancelable construction and investments were as follows:

US$
Capital commitment for the purchase of property and equipment	3,359
Capital commitment for leasehold improvements	16,338
Capital commitment for investments	10,064

29,761